Other income (expenses) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other income
Sale of scrap of biological assets, raw materials, by-products and other	$ 896,840	$ 1,076,902	$ 636,386
Bargain purchase gain of domestic business acquisition (note 4b)	87,496	0	0
Total other income	984,336	1,076,902	636,386
Other expenses
Cost of disposal of biological assets, raw materials, by-products and other	(731,110)	(704,152)	(507,196)
Other	(85,584)	(112,548)	(133,830)
Total other expenses	(816,694)	(816,700)	(641,026)
Total other income (expenses), net	$ 167,642	$ 260,202	$ (4,640)